Note 7 - Income Taxes (Details Textual)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	[1]	21.00%	30.80%

[1]	The statutory rate for fiscal 2018 is a blended rate due to the Tax Cuts and Jobs Act enacted by the U.S. government on December 22, 2017.